Wilmington Broad Market Bond Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE − 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.0%**
Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 6.47%, 05/01/33Δ	$4,294	$4,363
TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,289)		$4,363
COLLATERALIZED MORTGAGE OBLIGATIONS − 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.0%**
Series 2005-29, Class WC, 4.75%, 04/25/35	2,181	2,190
WHOLE LOAN − 0.0%**
Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.53%, 02/25/34Δ	15,901	15,776
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.05%, 11/25/35Δ	8,159	9,649
TOTAL WHOLE LOAN		$25,425
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $26,133)		$27,615
CORPORATE BONDS − 35.9%
AEROSPACE & DEFENSE − 1.1%
Boeing Co. (The), Sr. Unsecured
3.20%, 03/01/29	150,000	145,822
5.81%, 05/01/50	3,000,000	2,948,573
General Dynamics Corp., Company Guaranteed, 4.95%, 08/15/35	1,000,000	1,016,266
L3Harris Technologies, Inc., Sr. Unsecured
2.90%, 12/15/29	835,000	796,701
5.35%, 06/01/34	2,900,000	2,987,135
TOTAL AEROSPACE & DEFENSE		$7,894,497
AUTOMOTIVE − 1.6%
Ford Motor Credit Co. LLC, Sr. Unsecured
2.90%, 02/16/28	250,000	241,825
5.73%, 09/05/30	3,000,000	3,067,782
5.87%, 10/31/35#	2,000,000	1,988,584
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,018,649
General Motors Financial Co., Inc., Sr. Unsecured
1.50%, 06/10/26	3,000,000	2,974,714
5.45%, 07/15/30#	2,000,000	2,078,473
TOTAL AUTOMOTIVE		$11,370,027
BIOTECHNOLOGY − 0.2%
Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	1,280,000	1,263,309
Description	Par Value	Value
BUILDING PRODUCTS − 0.0%**
Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	$100,000	$88,663
CAPITAL MARKETS − 1.1%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	755,978
Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,070,253
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	995,627
Morgan Stanley, Sr. Unsecured, (SOFR + 1.18%), 5.07%, 01/30/37Δ	3,000,000	3,001,233
Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	865,098
TOTAL CAPITAL MARKETS		$7,688,189
CHEMICALS − 0.1%
Nutrien Ltd., Sr. Unsecured, 4.50%, 03/12/27	775,000	780,062
COMMERCIAL SERVICES & SUPPLIES − 0.5%
Global Payments, Inc., Sr. Unsecured
4.50%, 11/15/28	2,600,000	2,608,620
2.90%, 05/15/30	1,000,000	931,464
TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,540,084
DIVERSIFIED FINANCIAL SERVICES − 8.8%
American Express Co., Sr. Unsecured, (SOFR + 0.81%), 4.35%, 07/20/29Δ	2,770,000	2,786,009
Bank of America Corp., Sr. Unsecured, MTN
3.25%, 10/21/27	1,095,000	1,085,758
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	158,455
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,001,329
Bank of Montreal, Sr. Unsecured, (SOFR + 0.67%), 5.00%, 01/27/29Δ	2,550,000	2,596,453
Bank of Nova Scotia (The), Sr. Unsecured, GMTN, 5.40%, 06/04/27	4,675,000	4,774,133
Canadian Imperial Bank of Commerce, Sr. Unsecured, 5.24%, 06/28/27	2,120,000	2,162,553
Capital One Financial Corp., Subordinated, (SOFR + 2.04%), 6.18%, 01/30/36Δ	3,000,000	3,111,702
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,873,143
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Citigroup, Inc., Sr. Unsecured, (SOFR + 1.49%), 5.17%, 09/11/36Δ	$3,000,000	$3,017,408
Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,901,776
Fifth Third Bancorp, Sr. Unsecured
2.55%, 05/05/27	780,000	765,987
3.95%, 03/14/28	3,000,000	2,997,407
(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,308,411
(SOFR + 0.95%), 4.57%, 04/29/32#,Δ	2,000,000	2,000,750
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,097,199
Huntington Bancshares, Inc., Subordinated, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.35%), 5.61%, 01/28/41Δ	2,000,000	1,991,861
Huntington National Bank (The), Sr. Unsecured
(SOFR + 0.72%), 4.87%, 04/12/28Δ	3,000,000	3,027,390
5.65%, 01/10/30	2,300,000	2,406,837
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 5.11%, 05/15/47#,Δ	1,000,000	888,750
PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,064,333
PNC Financial Services Group, Inc. (The), Sr. Unsecured
3.45%, 04/23/29	100,000	98,518
(SOFR + 1.20%), 5.49%, 05/14/30Δ	2,000,000	2,079,705
PNC Financial Services Group, Inc. (The), Subordinated, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.17%), 5.42%, 01/25/41Δ	2,000,000	1,999,606
Royal Bank of Canada, Sr. Unsecured,, (SOFR + 0.89%), 4.50%, 08/06/29Δ	3,430,000	3,461,727
Toronto-Dominion Bank (The), Sr. Unsecured, 4.86%, 01/31/28	1,510,000	1,536,200
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 4.57%, 06/02/28	3,095,000	3,136,433
Truist Bank, Subordinated, BKNT
3.80%, 10/30/26	1,000,000	998,885
2.25%, 03/11/30	1,850,000	1,695,091
Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,587,482
U.S. Bancorp, Sr. Unsecured, (SOFR + 1.30%), 5.08%, 05/15/31Δ	1,745,000	1,795,495
Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	839,055
TOTAL DIVERSIFIED FINANCIAL SERVICES		$62,245,841
ELECTRIC − 4.8%
Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,469,075
DTE Energy Co., Sr. Unsecured
4.95%, 07/01/27	2,000,000	2,026,179
Description	Par Value	Value
5.20%, 04/01/30	$4,000,000	$4,125,166
Duke Energy Indiana LLC, 1st Mortgage, 5.90%, 05/15/55	5,000,000	5,107,732
Entergy Arkansas LLC, 1st Mortgage
4.95%, 12/15/44	1,000,000	939,806
5.75%, 01/15/56	3,000,000	3,008,864
Exelon Corp., Sr. Unsecured
5.15%, 03/15/29	2,015,000	2,074,778
5.13%, 03/15/31	2,000,000	2,066,176
4.70%, 04/15/50	2,000,000	1,704,875
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	5,000,000	4,990,960
Public Service Electric and Gas Co., Secured, 4.20%, 01/01/31#	2,000,000	1,997,088
Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	38,190
Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,199,390
Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	216,448
WEC Energy Group, Inc., Sr. Unsecured
1.38%, 10/15/27	750,000	718,404
1.80%, 10/15/30	394,000	350,118
Wisconsin Public Service Corp., Sr. Unsecured, 4.25%, 01/15/31	2,000,000	1,995,841
TOTAL ELECTRIC		$34,029,090
FOOD & STAPLES RETAILING − 1.2%
Campbell's Company (The), Sr. Unsecured, 4.55%, 03/21/31	3,000,000	2,977,512
Conagra Brands, Inc., Sr. Unsecured
1.38%, 11/01/27	200,000	190,820
5.40%, 11/01/48#	665,000	585,879
General Mills, Inc., Sr. Unsecured, 2.88%, 04/15/30	5,000,000	4,733,652
TOTAL FOOD & STAPLES RETAILING		$8,487,863
GAS − 0.2%
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,128,421
HEALTHCARE-PRODUCTS − 0.4%
Solventum Corp., Company Guaranteed, 5.45%, 02/25/27	537,000	544,636
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 4.70%, 02/19/27#	2,000,000	2,018,050
TOTAL HEALTHCARE-PRODUCTS		$2,562,686
HEALTHCARE-SERVICES − 0.8%
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	557,504
Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	884,479
Cigna Group (The), Sr. Unsecured, 2.38%, 03/15/31	250,000	226,562
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	$150,000	$145,103
Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,640,754
NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	685,255
UnitedHealth Group, Inc., Sr. Unsecured
2.95%, 10/15/27	1,350,000	1,330,520
3.95%, 10/15/42	290,000	238,278
TOTAL HEALTHCARE-SERVICES		$5,708,455
INSURANCE − 2.0%
Aon North America, Inc., Company Guaranteed, 5.75%, 03/01/54	2,000,000	1,997,073
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	375,826
CNA Financial Corp., Sr. Unsecured, 5.20%, 08/15/35	3,000,000	3,012,523
Hartford Insurance Group, Inc. (The), Sr. Unsecured, 5.95%, 10/15/36	2,000,000	2,142,350
Lincoln Financial Global Funding, Secured
4.20%, 01/12/29Ω	500,000	499,057
5.30%, 01/13/30Ω	3,000,000	3,096,105
Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	219,451
W.R. Berkley Corp., Sr. Unsecured
4.75%, 08/01/44	1,715,000	1,526,106
4.00%, 05/12/50	1,425,000	1,088,315
TOTAL INSURANCE		$13,956,806
MEDIA − 0.7%
Charter Communications Operating LLC, Sr. Secured, 2.80%, 04/01/31	5,000,000	4,502,578
MISCELLANEOUS MANUFACTURING − 0.3%
Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,808,760
OIL & GAS − 0.6%
Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,272,849
Pioneer Natural Resources Co., Sr. Unsecured, 2.15%, 01/15/31	1,000,000	907,031
Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,748,879
4.90%, 03/15/45	563,000	504,393
TOTAL OIL & GAS		$4,433,152
ONLINE RETAILER − 0.4%
Meta Platforms, Inc., Sr. Unsecured, 5.50%, 11/15/45	3,000,000	2,884,950
PHARMACEUTICALS − 1.0%
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	409,023
Description	Par Value	Value
Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	$100,000	$88,660
Cardinal Health, Inc., Sr. Unsecured, 5.15%, 09/15/35#	3,000,000	3,033,579
CVS Health Corp., Sr. Unsecured
1.30%, 08/21/27	145,000	138,964
5.45%, 09/15/35	2,000,000	2,035,617
Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	613,185
Zoetis, Inc., Sr. Unsecured
3.00%, 09/12/27	125,000	123,014
3.95%, 09/12/47	1,005,000	805,136
TOTAL PHARMACEUTICALS		$7,247,178
PIPELINES − 2.8%
Enbridge, Inc., Company Guaranteed, 4.90%, 06/20/30#	1,000,000	1,020,889
Energy Transfer LP, Sr. Unsecured
4.00%, 10/01/27	3,000,000	2,999,425
4.95%, 06/15/28	3,000,000	3,056,685
3.75%, 05/15/30	715,000	696,271
5.30%, 04/15/47	1,250,000	1,120,016
Enterprise Products Operating LLC, Company Guaranteed
4.20%, 01/31/50	1,120,000	898,468
4.95%, 10/15/54	500,000	445,451
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	957,250
Kinder Morgan, Inc., Company Guaranteed, 3.60%, 02/15/51	1,315,000	925,559
ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,020,212
ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	358,491
Targa Resources Corp., Company Guaranteed, 5.65%, 02/15/36	3,900,000	3,996,644
Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,258,397
Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,034,693
TOTAL PIPELINES		$19,788,451
REAL ESTATE INVESTMENT TRUSTS − 3.1%
American Tower Corp., Sr. Unsecured
3.13%, 01/15/27	1,000,000	993,203
4.05%, 03/15/32#	1,000,000	973,967
3.10%, 06/15/50	1,500,000	986,503
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,410,632
Boston Properties LP, Sr. Unsecured
3.25%, 01/30/31	2,000,000	1,874,064
5.75%, 01/15/35	3,000,000	3,071,043
Healthcare Realty Holdings LP, Company Guaranteed
3.63%, 01/15/28	1,100,000	1,089,359
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
3.10%, 02/15/30	$4,000,000	$3,792,856
Healthpeak OP LLC, Company Guaranteed, 2.88%, 01/15/31	2,350,000	2,186,444
Ventas Realty LP, Company Guaranteed
4.00%, 03/01/28	250,000	249,980
5.10%, 07/15/32	4,000,000	4,123,348
Welltower OP LLC, Company Guaranteed, 4.95%, 09/01/48	1,000,000	927,229
TOTAL REAL ESTATE INVESTMENT TRUSTS		$21,678,628
RETAIL − 0.1%
Lowe's Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	197,674
Nordstrom, Inc., Sr. Secured, 5.00%, 01/15/44	1,000,000	752,500
TOTAL RETAIL		$950,174
SEMICONDUCTORS − 0.9%
Broadcom, Inc., Sr. Unsecured
4.35%, 02/15/30	3,000,000	3,015,654
5.20%, 07/15/35	3,000,000	3,061,181
TOTAL SEMICONDUCTORS		$6,076,835
SOFTWARE − 1.2%
Oracle Corp., Sr. Unsecured, 6.00%, 08/03/55	4,000,000	3,504,782
Roper Technologies, Inc., Sr. Unsecured
2.00%, 06/30/30	1,345,000	1,216,171
5.10%, 09/15/35	2,000,000	2,001,178
Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,378,036
TOTAL SOFTWARE		$8,100,167
TELECOMMUNICATIONS − 1.0%
AT&T, Inc., Sr. Unsecured
4.50%, 05/15/35	845,000	807,006
3.55%, 09/15/55	1,423,000	948,865
T-Mobile USA, Inc., Company Guaranteed
2.55%, 02/15/31	4,000,000	3,656,020
5.75%, 01/15/34	1,275,000	1,347,807
Verizon Communications, Inc., Sr. Unsecured
2.10%, 03/22/28	50,000	48,142
2.36%, 03/15/32	305,000	268,572
TOTAL TELECOMMUNICATIONS		$7,076,412
TRANSPORTATION − 0.6%
Ryder System, Inc., Sr. Unsecured,, 4.30%, 12/01/30	1,300,000	1,294,024
Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,614,232
Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	560,410
TOTAL TRANSPORTATION		$4,468,666
TRUCKING & LEASING − 0.4%
GATX Corp., Sr. Unsecured
3.85%, 03/30/27	1,500,000	1,496,520
4.00%, 06/30/30	1,000,000	981,221
Description	Par Value	Value
5.20%, 03/15/44	$640,000	$600,732
TOTAL TRUCKING & LEASING		$3,078,473
TOTAL CORPORATE BONDS (COST $256,928,567)		$252,838,417
GOVERNMENT AGENCIES − 1.1%
FEDERAL HOME LOAN BANK (FHLB) − 0.9%
3.25%, 11/16/28#	6,960,000	6,893,177
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.2%
6.25%, 05/15/29	750,000	810,035
7.25%, 05/15/30#	400,000	455,598
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,265,633
TOTAL GOVERNMENT AGENCIES (COST $8,516,832)		$8,158,810
MORTGAGE-BACKED SECURITIES − 27.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) − 10.3%
Pool C00478, 8.50%, 09/01/26	548	553
Pool E09010, 2.50%, 09/01/27	44,698	44,076
Pool G18497, 3.00%, 01/01/29	10,136	10,047
Pool C01272, 6.00%, 12/01/31	3,897	4,025
Pool A13990, 4.50%, 10/01/33	3,532	3,561
Pool G01625, 5.00%, 11/01/33	12,097	12,258
Pool A18401, 6.00%, 02/01/34	4,703	4,957
Pool QN1900, 3.00%, 04/01/35	370,476	361,490
Pool G08097, 6.50%, 11/01/35	8,039	8,530
Pool G02296, 5.00%, 06/01/36	33,891	34,357
Pool G02390, 6.00%, 09/01/36	3,433	3,619
Pool G05317, 5.00%, 04/01/37	138,968	140,900
Pool G08193, 6.00%, 04/01/37	6,282	6,639
Pool G03703, 5.50%, 12/01/37	4,090	4,273
Pool G04776, 5.50%, 07/01/38	15,109	15,829
Pool G05500, 5.00%, 05/01/39	129,067	130,876
Pool A93415, 4.00%, 08/01/40	191,533	189,516
Pool A93505, 4.50%, 08/01/40	240,522	242,129
Pool A93996, 4.50%, 09/01/40	178,119	179,309
Pool G06222, 4.00%, 01/01/41	286,236	283,738
Pool A97047, 4.50%, 02/01/41	177,168	177,967
Pool G06956, 4.50%, 08/01/41	183,407	184,235
Pool C03750, 3.50%, 02/01/42	80,560	76,845
Pool C03849, 3.50%, 04/01/42	43,846	41,209
Pool Q08305, 3.50%, 05/01/42	326,288	316,715
Pool C04305, 3.00%, 11/01/42	864,502	800,763
Pool C09020, 3.50%, 11/01/42	643,463	613,785
Pool G07266, 4.00%, 12/01/42	548,177	541,554
Pool C04444, 3.00%, 01/01/43	28,363	26,073
Pool C09029, 3.00%, 03/01/43	121,974	113,274
Pool G08534, 3.00%, 06/01/43	150,565	139,826
Pool Q19476, 3.50%, 06/01/43	239,870	229,780
Pool C09044, 3.50%, 07/01/43	285,653	273,641
Pool G07889, 3.50%, 08/01/43	239,022	227,947
Pool G07624, 4.00%, 12/01/43	253,287	252,583
Pool G60038, 3.50%, 01/01/44	1,375,639	1,312,202
Pool G07680, 4.00%, 04/01/44	447,661	436,436
Pool G07943, 4.50%, 08/01/44	23,324	23,559
Pool G08607, 4.50%, 09/01/44	162,215	163,632
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Pool Q33547, 3.50%, 05/01/45	$225,186	$213,505
Pool Q36970, 4.00%, 10/01/45	104,795	102,803
Pool G60384, 4.50%, 12/01/45	16,227	16,361
Pool Q39644, 3.50%, 03/01/46	675,849	640,635
Pool Q39438, 4.00%, 03/01/46	679,618	663,440
Pool G08705, 3.00%, 05/01/46	62,275	56,849
Pool G08708, 4.50%, 05/01/46	108,456	109,204
Pool ZS4671, 3.00%, 08/01/46	403,195	367,101
Pool Q44452, 3.00%, 11/01/46	583,200	532,393
Pool ZS4693, 3.00%, 12/01/46	1,124,939	1,024,221
Pool SD8037, 2.50%, 01/01/50	2,269,555	1,956,871
Pool RA2341, 2.50%, 04/01/50	1,951,157	1,681,110
Pool SD8104, 1.50%, 11/01/50	2,082,479	1,618,124
Pool RA4349, 2.50%, 01/01/51	1,008,192	869,339
Pool SD8141, 2.50%, 04/01/51	955,242	818,166
Pool SD0778, 2.50%, 12/01/51	4,132,849	3,515,774
Pool SD8190, 3.00%, 01/01/52	1,726,060	1,547,949
Pool SD8199, 2.00%, 03/01/52	4,296,815	3,503,557
Pool QE2363, 3.50%, 05/01/52	1,006,470	933,651
Pool SD3139, 3.50%, 07/01/52	866,695	804,215
Pool RA7777, 4.50%, 08/01/52	2,709,679	2,658,709
Pool SD8254, 3.00%, 10/01/52	3,215,635	2,850,381
Pool SD2066, 4.00%, 12/01/52	551,073	526,630
Pool SD3238, 5.50%, 12/01/52	1,575,432	1,606,617
Pool SD2617, 5.00%, 03/01/53	4,666,583	4,686,197
Pool RA8714, 4.50%, 04/01/53	6,421,346	6,316,616
Pool RA8647, 4.50%, 05/01/53	2,007,344	1,977,799
Pool SD3786, 5.00%, 05/01/53	1,107,789	1,116,235
Pool RA9431, 5.50%, 07/01/53	2,802,262	2,880,798
Pool SD3745, 6.00%, 09/01/53	2,944,162	3,024,021
Pool SD5763, 5.50%, 07/01/54	1,966,930	2,005,255
Pool RJ2210, 6.00%, 08/01/54	5,028,643	5,168,199
Pool SL0727, 5.50%, 02/01/55	2,303,236	2,345,098
Pool SL3524, 5.50%, 06/01/55	6,829,129	6,948,831
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$72,719,362
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 16.9%
Pool 256639, 5.00%, 02/01/27	1,535	1,539
Pool 256752, 6.00%, 06/01/27	2,093	2,109
Pool 257007, 6.00%, 12/01/27	2,580	2,609
Pool AB8997, 2.50%, 04/01/28	15,468	15,275
Pool AS4480, 2.50%, 02/01/30	133,950	130,899
Pool AS7462, 2.50%, 06/01/31	75,720	73,863
Pool 254007, 6.50%, 10/01/31	1,867	1,956
Pool 254240, 7.00%, 03/01/32	6,538	6,906
Pool 638023, 6.50%, 04/01/32	18,052	18,832
Pool 642345, 6.50%, 05/01/32	10,619	11,075
Pool 651292, 6.50%, 07/01/32	27,111	28,025
Pool 686398, 6.00%, 03/01/33	30,780	31,883
Pool BP6496, 2.00%, 07/01/35	537,580	500,205
Pool MA4095, 2.00%, 08/01/35	688,439	640,567
Pool 745412, 5.50%, 12/01/35	9,969	10,401
Pool 888789, 5.00%, 07/01/36	56,600	58,459
Pool 256515, 6.50%, 12/01/36	4,153	4,412
Pool AE0217, 4.50%, 08/01/40	28,725	28,881
Pool AB1796, 3.50%, 11/01/40	169,987	164,039
Pool AH5583, 4.50%, 02/01/41	73,360	74,054
Description	Par Value	Value
Pool 890551, 4.50%, 08/01/41	$18,656	$18,832
Pool AL0658, 4.50%, 08/01/41	108,410	109,436
Pool AL1319, 4.50%, 10/01/41	132,375	133,254
Pool AL6302, 4.50%, 10/01/41	192,607	194,429
Pool AX5302, 4.00%, 01/01/42	333,477	328,127
Pool AK4523, 4.00%, 03/01/42	381,181	377,407
Pool AL2034, 4.50%, 04/01/42	41,453	41,602
Pool AB7936, 3.00%, 02/01/43	563,930	524,698
Pool AL3761, 4.50%, 02/01/43	57,377	57,796
Pool MA1458, 3.00%, 06/01/43	120,391	111,377
Pool AT7899, 3.50%, 07/01/43	785,855	753,783
Pool AS0302, 3.00%, 08/01/43	1,296,523	1,199,434
Pool AU4279, 3.00%, 09/01/43	264,695	244,874
Pool AL5537, 4.50%, 04/01/44	88,281	89,280
Pool AS3155, 4.00%, 08/01/44	13,319	13,080
Pool AX0833, 3.50%, 09/01/44	216,296	206,587
Pool AL6325, 3.00%, 10/01/44	834,005	771,433
Pool AS5136, 4.00%, 06/01/45	74,789	73,264
Pool AZ7362, 4.00%, 11/01/45	205,594	201,121
Pool AZ9565, 3.50%, 12/01/45	293,975	277,603
Pool BC0326, 3.50%, 12/01/45	264,949	250,189
Pool BC0245, 3.00%, 02/01/46	166,007	151,799
Pool BC0830, 3.00%, 04/01/46	248,510	226,289
Pool AS7568, 4.50%, 07/01/46	34,398	34,291
Pool BC4764, 3.00%, 10/01/46	345,446	314,515
Pool MA2771, 3.00%, 10/01/46	102,273	93,117
Pool AS8276, 3.00%, 11/01/46	352,541	320,974
Pool BC9003, 3.00%, 11/01/46	362,288	329,852
Pool BE1899, 3.00%, 11/01/46	1,414,709	1,288,037
Pool BE3767, 3.50%, 07/01/47	313,570	294,626
Pool BH2618, 3.50%, 08/01/47	92,372	86,792
Pool MA3088, 4.00%, 08/01/47	267,458	259,164
Pool BH4010, 4.50%, 09/01/47	251,692	250,825
Pool BH9215, 3.50%, 01/01/48	449,093	421,972
Pool BJ0650, 3.50%, 03/01/48	1,883,307	1,763,571
Pool BJ0639, 4.00%, 03/01/48	104,953	101,620
Pool BJ9169, 4.00%, 05/01/48	491,195	475,605
Pool BK4764, 4.00%, 08/01/48	465,227	450,462
Pool BN1628, 4.50%, 11/01/48	215,808	213,853
Pool BM5334, 3.50%, 01/01/49	433,447	409,073
Pool MA3871, 3.00%, 12/01/49	1,153,027	1,039,747
Pool CA5306, 3.00%, 03/01/50	952,648	852,600
Pool CA5353, 3.50%, 03/01/50	846,454	788,145
Pool MA4100, 2.00%, 08/01/50	1,106,185	907,214
Pool FM3989, 2.50%, 08/01/50	698,801	601,043
Pool CA6983, 2.00%, 09/01/50	1,921,483	1,588,154
Pool CA7106, 2.00%, 09/01/50	1,240,120	1,024,991
Pool MA4119, 2.00%, 09/01/50	829,473	680,256
Pool BQ2999, 2.50%, 10/01/50	1,612,754	1,382,649
Pool CA7383, 3.00%, 10/01/50	1,087,946	976,669
Pool CA7734, 2.50%, 11/01/50	1,105,660	952,693
Pool FM5297, 3.00%, 11/01/50	1,435,271	1,299,107
Pool MA4208, 2.00%, 12/01/50	858,186	705,356
Pool CA8021, 2.50%, 12/01/50	3,304,972	2,853,861
Pool FM5166, 3.00%, 12/01/50	744,073	669,395
Pool BQ4495, 2.00%, 02/01/51	4,663,018	3,817,556
Pool CA8929, 2.00%, 02/01/51	2,168,315	1,785,050
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Pool FM6426, 2.00%, 03/01/51	$1,839,759	$1,518,343
Pool CB0199, 3.00%, 04/01/51	587,700	521,687
Pool BR7857, 2.50%, 05/01/51	2,850,620	2,441,862
Pool FM7188, 2.50%, 05/01/51	1,972,195	1,712,943
Pool CB0727, 2.50%, 06/01/51	5,036,053	4,338,813
Pool FM8440, 2.50%, 08/01/51	1,145,014	986,647
Pool BT6823, 2.50%, 10/01/51	2,949,955	2,527,169
Pool FM9949, 2.00%, 12/01/51	737,257	609,052
Pool FM9871, 2.50%, 12/01/51	5,300,197	4,566,363
Pool BU1416, 3.00%, 01/01/52	1,770,882	1,592,436
Pool FS6380, 2.50%, 02/01/52	3,339,345	2,840,605
Pool FS0982, 3.00%, 03/01/52	1,510,862	1,355,410
Pool FS1571, 2.00%, 04/01/52	3,285,230	2,685,069
Pool CB3334, 3.50%, 04/01/52	4,712,096	4,392,452
Pool MA4598, 2.50%, 05/01/52	6,119,146	5,220,692
Pool BV7245, 4.00%, 05/01/52	5,308,580	5,099,359
Pool MA4644, 4.00%, 05/01/52	1,058,342	1,016,183
Pool FA0609, 2.00%, 06/01/52	4,297,960	3,504,619
Pool CB4818, 4.00%, 10/01/52	926,605	889,659
Pool CB4800, 4.50%, 10/01/52	5,428,877	5,346,705
Pool FS5676, 5.00%, 12/01/52	5,760,390	5,782,827
Pool FS6931, 5.50%, 01/01/53	2,624,491	2,676,745
Pool FS5113, 5.50%, 07/01/53	564,436	574,569
Pool MA5108, 6.00%, 08/01/53	2,192,045	2,244,761
Pool CB8709, 6.00%, 06/01/54	2,605,956	2,677,347
Pool FS9945, 6.50%, 09/01/54	2,263,791	2,348,670
Pool FS9801, 5.50%, 11/01/54	7,821,176	7,955,734
Pool CB9610, 5.00%, 12/01/54	4,393,167	4,415,536
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$119,036,775
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) − 0.0%**
Pool 780825, 6.50%, 07/15/28	5,292	5,376
Pool 2616, 7.00%, 07/20/28	3,180	3,251
Pool 2701, 6.50%, 01/20/29	7,507	7,700
Pool 426727, 7.00%, 02/15/29	1,198	1,214
Pool 503405, 6.50%, 04/15/29	4,189	4,345
Pool 781231, 7.00%, 12/15/30	4,547	4,666
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$26,552
TOTAL MORTGAGE-BACKED SECURITIES (COST $203,330,678)		$191,782,689
U.S. TREASURY OBLIGATIONS − 35.0%
U.S. TREASURY BONDS − 9.5%
6.38%, 08/15/27	450,000	468,002
5.25%, 02/15/29#	12,500,000	13,081,910
6.25%, 05/15/30	500,000	547,875
5.38%, 02/15/31	600,000	641,077
2.00%, 11/15/41	985,000	685,276
2.38%, 02/15/42	2,000,000	1,467,080
3.00%, 05/15/42	500,000	401,373
3.63%, 08/15/43	881,000	758,669
3.75%, 11/15/43	365,000	318,984
3.63%, 02/15/44	2,106,000	1,804,207
3.13%, 08/15/44	6,637,000	5,244,280
3.00%, 11/15/44	2,000,000	1,543,356
4.63%, 11/15/44	6,500,000	6,346,111
Description	Par Value	Value
2.50%, 02/15/45	$2,135,000	$1,507,272
4.75%, 02/15/45	3,575,000	3,543,941
3.00%, 05/15/45	2,000,000	1,533,964
2.88%, 08/15/45	300,000	224,480
3.00%, 11/15/45	765,000	583,069
2.50%, 02/15/46	280,000	194,580
3.00%, 02/15/47	1,098,000	824,953
3.00%, 05/15/47	1,695,000	1,269,325
2.75%, 11/15/47	2,235,000	1,587,341
1.25%, 05/15/50	3,300,000	1,576,314
1.38%, 08/15/50	3,000,000	1,471,940
1.63%, 11/15/50	2,500,000	1,308,302
2.00%, 08/15/51	9,755,000	5,571,552
3.63%, 05/15/53	3,035,000	2,443,200
4.13%, 08/15/53	3,000,000	2,643,373
4.63%, 05/15/54	3,000,000	2,873,633
4.50%, 11/15/54	1,500,000	1,407,283
4.63%, 02/15/55	1,000,000	957,997
4.63%, 11/15/55	2,240,000	2,146,276
TOTAL U.S. TREASURY BONDS		$66,976,995
U.S. TREASURY NOTES − 25.5%
2.25%, 02/15/27	530,000	523,067
1.13%, 02/28/27	250,000	243,723
2.75%, 04/30/27	5,000,000	4,953,540
3.75%, 04/30/27	3,000,000	3,008,341
0.50%, 06/30/27	450,000	431,504
3.13%, 08/31/27	14,000,000	13,914,191
2.25%, 11/15/27	300,000	293,396
4.00%, 12/15/27	500,000	504,213
2.75%, 02/15/28	6,750,000	6,645,507
4.00%, 02/29/28	10,000,000	10,090,557
3.88%, 03/15/28	5,000,000	5,034,159
1.25%, 06/30/28	500,000	473,540
2.88%, 08/15/28	5,000,000	4,916,127
4.38%, 08/31/28	5,500,000	5,606,505
1.38%, 10/31/28	8,000,000	7,540,874
4.88%, 10/31/28	3,000,000	3,099,618
3.13%, 11/15/28	350,000	345,707
2.38%, 05/15/29	6,900,000	6,631,502
4.25%, 06/30/29	7,000,000	7,132,375
1.63%, 08/15/29	5,000,000	4,666,806
3.13%, 08/31/29	4,000,000	3,926,907
3.50%, 04/30/30	8,500,000	8,421,299
0.63%, 05/15/30	550,000	482,599
4.00%, 05/31/30	1,500,000	1,515,062
3.50%, 11/30/30	2,985,000	2,947,143
1.13%, 02/15/31	4,000,000	3,515,194
1.63%, 05/15/31	5,000,000	4,472,152
4.63%, 05/31/31	6,250,000	6,481,383
1.38%, 11/15/31	1,880,000	1,634,398
1.88%, 02/15/32	6,000,000	5,337,147
4.13%, 03/31/32	8,145,000	8,223,327
4.13%, 05/31/32	4,500,000	4,540,303
2.75%, 08/15/32	7,000,000	6,503,492
4.13%, 11/15/32	4,000,000	4,026,647
3.38%, 05/15/33	7,000,000	6,699,739
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
3.88%, 08/15/33	$5,000,000	$4,934,782
3.88%, 08/15/34	5,000,000	4,896,778
4.25%, 11/15/34	9,000,000	9,043,129
4.63%, 02/15/35	3,000,000	3,095,254
4.25%, 08/15/35	3,000,000	3,003,279
TOTAL U.S. TREASURY NOTES		$179,755,266
TOTAL U.S. TREASURY OBLIGATIONS (COST $261,644,591)		$246,732,261

	Number of Shares
MONEY MARKET FUND − 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%^	303,298	303,298
TOTAL MONEY MARKET FUND (COST $303,298)		$303,298

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 3.3%
REPURCHASE AGREEMENTS − 3.3%
Bank of Montreal, 3.67%, dated 1/30/26, due 2/02/26, repurchase price $4,074,063, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 9/20/50 to 11/20/65; total market value of $4,154,273.	$4,072,817	4,072,817
CF Secured LLC, 3.68%, dated 1/30/26, due 2/02/26, repurchase price $4,074,066, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/28/27 to 9/20/65; total market value of $4,154,274.	4,072,817	4,072,817
Citadel Securities LLC, 3.71%, dated 1/30/26, due 2/02/26, repurchase price $4,334,124, collateralized by U.S. Treasury Securities, 0.00% to 4.50%, maturing 2/15/26 to 11/15/55; total market value of $4,420,806.	4,332,784	4,332,784
Citigroup Global Markets Ltd., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $4,074,063, collateralized by U.S. Government Agency Securities, 3.50% to 7.50%, maturing 11/01/49 to 1/20/56; total market value of $4,154,273.	4,072,817	4,072,817
Description	Par Value	Value
Clear Street LLC, 3.72%, dated 1/30/26, due 2/02/26, repurchase price $1,512,380, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 11/01/30 to 2/01/56; total market value of $1,542,149.	$1,511,911	$1,511,911
HSBC Securities USA, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $1,406,364, collateralized by U.S. Treasury Securities, 3.88% to 4.50%, maturing 12/31/31 to 5/15/43; total market value of $1,434,053.	1,405,934	1,405,934
HSBC Securities USA, Inc., 3.68%, dated 1/30/26, due 2/02/26, repurchase price $2,178,188, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/20/30 to 1/20/56; total market value of $2,221,070.	2,177,520	2,177,520
RBC Dominion Securities, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $1,774,397, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 7/31/30 to 5/01/54; total market value of $1,809,332.	1,773,854	1,773,854
TOTAL REPURCHASE AGREEMENTS (COST $23,420,454)		$23,420,454
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $23,420,454)		$23,420,454
TOTAL INVESTMENTS − 102.6% (COST $754,174,842)		$723,267,907
COLLATERAL FOR SECURITIES ON LOAN − (3.3%)		(23,420,454)
OTHER ASSETS LESS LIABILITIES − 0.7%		5,158,751
TOTAL NET ASSETS − 100.0%		$705,006,204
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$4,363	$—	$4,363
Collateralized Mortgage Obligations	—	27,615	—	27,615
Corporate Bonds	—	252,838,417	—	252,838,417
Government Agencies	—	8,158,810	—	8,158,810
Mortgage-Backed Securities	—	191,782,689	—	191,782,689
U.S. Treasury Obligations	—	246,732,261	—	246,732,261
Money Market Fund	303,298	—	—	303,298
Repurchase Agreements	—	23,420,454	—	23,420,454
Total	$303,298	$722,964,609	$—	$723,267,907
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
Δ
Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan.
Ω
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2026, these liquid restricted securities amounted to
$4,911,812, representing 0.70% of total net assets.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
BKNT	Bank Notes
GMTN	Global Medium Term Note
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR	Secured Overnight Financing Rate
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2026 (unaudited)